CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (3,879,406)	$ (112,554)	$ (1,714,023)	$ (111,862)	$ (1,828,041)	$ (5,707,447)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of patents			31,774	14,817	46,591	46,591
Depreciation	534	60	201		201	735
Imputed interest on non-interest bearing related party debts	660	385	626		626	1,286
Amortization of debt discount	4,085					4,085
Stock based compensation	3,520,854	9,728	1,469,257		1,469,257	4,990,111
Decrease (increase) in assets:
Prepaid expenses	(118)	(187)	(69)		(69)	(187)
Increase (decrease) in liabilities:
Accounts payable	10,356	28,134	86,303	2,295	88,598	98,954
Accounts payable, related parties	45,984	1,664	(663)	803	140	46,124
Accrued interest	279					279
Accrued interest, related parties				(74)
Net cash used in operating activities	(296,772)	(72,770)	(126,594)	(94,021)	(222,697)	(519,469)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments on patent rights and applications		(6,293)	(6,293)	(7,058)	(13,351)	(13,351)
Purchases of property and equipment	(1,414)	(2,406)	(3,243)		(3,243)	(4,657)
Net cash used in investing activities	(1,414)	(8,699)	(9,536)	(7,058)	(16,594)	(18,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible note payable	26,500					26,500
Proceeds from notes payable, related parties		12,000	12,000	1,000	15,355	15,355
Repayments on notes payable, related parties	(3,000)			(3,355)	(3,355)	(6,355)
Proceeds from the sale of common stock	308,120	116,650	138,150	129,325	267,575	575,695
Net cash provided by financing activities	331,620	128,650	150,150	126,970	279,575	611,195
NET CHANGE IN CASH	33,434	47,181	14,020	25,891	40,284	73,718
CASH AT BEGINNING OF PERIOD	40,284	26,264	26,264	373
CASH AT END OF PERIOD	73,718	73,445	40,284	26,264	40,284	73,718
SUPPLEMENTAL INFORMATION:
Interest paid	3,500			187
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of patent rights and applications paid subsequent to period end		15,404	18,423
Discount on beneficial conversion feature on convertible note	23,236
Cashless exercise of common stock warrants, 250,000 warrants exercised		3	2
Deemed dividend on modification of warrants issued in equity offering	$ 79,923